LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Disclosure of changes in lease liabilities [Table Text Block]
Balance at December 31, 2022	$854
Addition from acquisition of MPM (note 5)	542
Change in estimates and modification	38
Payments	(469)
Interest	100
Adjustment on currency translation	15
Balance at December 31, 2023	1,080
Addition from acquisition of FCGI (note 5)	9,196
Change in estimates and modification	595
Payments	(2,341)
Interest	221
Adjustment on currency translation	(39)
Balance at December 31, 2024	$8,712
Less current portion	5,237
Non-current portion	3,475